Investments and Derivative Instruments Investments and Derivative Instruments (Offsetting Asset Liability) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Derivative Liability, Fair Value, Amount Offset Against Collateral	$ 160		$ 1,400
Derivative Liability, Fair Value, Gross Liability	3,866		5,140
Derivative Asset, Fair Value, Gross Asset	3,587		4,682
Other Investments [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Amount Offset Against Collateral	134		401
Derivative Asset, Fair Value of Collateral	759	[1]	744	[1]
Derivative, Collateral, Obligation to Return Cash	(152)	[2]	(1,186)	[2]
Derivative assets	1,045	[3]	2,331	[3]
Derivative Asset, Fair Value, Gross Liability	2,503		3,094
Derivative Asset, Fair Value, Gross Asset	3,396		4,239
Other Liabilities [Member]
Derivative [Line Items]
Derivative Liability, Fair Value, Amount Offset Against Collateral	(92)		(335)
Derivative Liability, Fair Value of Collateral	(541)	[1]	(716)	[1]
Derivative, Collateral, Right to Reclaim Cash	(456)	[2]	(513)	[2]
Derivative Liabilities	(177)	[4]	(538)	[4]
Derivative Liability, Fair Value, Gross Liability	(1,895)		(1,395)
Derivative Liability, Fair Value, Gross Asset	$ (2,528)		$ (2,446)

[1]	[4]Excludes exchange-traded futures which are settled daily.
[2]	[2]Included in other assets in the Company's Condensed Consolidated Balance Sheets.
[3]	[1]Included in other invested assets in the Company's Condensed Consolidated Balance Sheets.
[4]	[3]Included in other liabilities in the Company's Condensed Consolidated Balance Sheets.